Management of financial risk - Financial guarantee contracts (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	¥ 116,509	¥ 250,338	¥ 209,782
Credit risk
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	467,241	1,348,550
Credit risk | Stage 1
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	427,346	1,273,104
Credit risk | Stage 2
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	39,895	75,446
Credit risk | Stage 3
Disclosure of credit risk exposure
Maximum financial guarantee credit risk exposure	¥ 0	¥ 0